14. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2014
Income Taxes Tables
Schedule of federal statutory tax rate

	June 30, 2014	June 30, 2013
Statutory federal tax (benefit) rate	(34)%	(34)%
State and local taxes, net of federal benefit	(5)%	(5)%
Meals and entertainment	-	1%
Stock based compensation	-	3%
Loss on issuance of debentures	5%	6%
NOL True-up federal and state	5%	-%
Change in effective rates	-%	12%
Other various permanent differences	2%	7%
Valuation Allowance	27%	10%
Effective Tax Rate	0%	0%

Schedule of deferred tax assets

	June 30, 2014	June 30, 2013
Net Operating loss carry forwards - Federal	$20,993	$19,678
Net Operating loss carry forwards – State	1,283	1,121
Stock based compensation	6,756	6,526
Debt discount	2,295	1,018
Long-term assets	348	270
Deferred Compensation	150	270
Deferred revenue	194	147
Change in fair value of derivative	(2,988)	(1,860)
Other	11	29
Reserves and allowances	546	259
Total deferred assets	29,588	27,458
Valuation allowance	(29,588)	(27,458)
Net deferred tax assets	$0	$0